Fair value measurement (Tables)	6 Months Ended
Jun. 30, 2022
Entity [Table]
Disclosure Of Fair Value Measurement Of Assets Explanatory
Determination of fair values

from quoted market prices or valuation techniques
1
30.6.22 31.3.22 31.12.21
USD m Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Financial assets measured at

fair value on a recurring basis
Financial assets at fair value held for trading
85,270 12,314 1,923 99,507 97,078 15,044 2,623 114,744 113,697 14,825 2,299 130,821
of which: Equity instruments
70,284 982 85 71,351 82,256 512 278 83,047 97,958 1,090 149 99,197
of which: Government bills / bonds 8,633 1,409 9 10,052 7,579 1,491 10 9,080 7,135 1,351 10 8,496
of which: Investment fund units
5,728 1,040 18 6,786 6,495 2,030 16 8,541 7,843 1,364 21 9,229
of which: Corporate and municipal bonds 619 7,056 673 8,349 741 8,949 611 10,301 708 7,604 556 8,868
of which: Loans 0 1,553 1,010 2,563 0 1,726 1,577 3,303 0 3,099 1,443 4,542
of which: Asset-backed securities 5 274 128 407 6 336 131 473 53 317 120 489
Derivative financial instruments
1,185 157,586 1,753 160,524 1,511 137,115 1,683 140,309 522 116,479 1,140 118,142
of which: Foreign exchange 527 82,845 3 83,375 749 66,803 6 67,558 255 53,043 7 53,305
of which: Interest rate
0 37,930 351 38,281 0 36,372 772 37,144 0 32,747 494 33,241
of which: Equity / index
0 33,266 680 33,946 0 29,477 450 29,927 0 27,861 384 28,245
of which: Credit derivatives 0 1,446 640 2,087 0 1,392 338 1,730 0 1,179 236 1,414
of which: Commodities
0 1,936 76 2,013 0 2,886 58 2,944 0 1,590 16 1,606
Brokerage receivables 0 19,289 0 19,289 0 20,762 0 20,762 0 21,839 0 21,839
Financial assets at fair value not held for trading 20,844 32,623 4,171 57,637 25,704 31,262 4,033 60,999 27,278 28,622 4,180 60,080
of which: Financial assets for unit-linked
investment contracts
14,341 0 8 14,348 18,475 0 1 18,476 21,110 187 6 21,303
of which: Corporate and municipal bonds 131 14,361 249 14,741 137 12,665 288 13,090 123 13,937 306 14,366
of which: Government bills / bonds
5,954 4,607 0 10,561 6,713 4,561 0 11,274 5,624 3,236 0 8,860
of which: Loans
0 3,301 976 4,277 0 3,815 869 4,684 0 4,982 892 5,874
of which: Securities financing transactions
0 9,881 108 9,989 0 9,677 100 9,776 0 5,704 100 5,804
of which: Auction rate securities
0 0 1,644 1,644 0 0 1,635 1,635 0 0 1,585 1,585
of which: Investment fund units
317 471 112 901 291 544 112 947 338 574 117 1,028
of which: Equity instruments 101 0 721 822 89 0 699 788 83 2 681 765
Financial assets measured at

fair value through other comprehensive

income on a recurring basis
Financial assets measured at fair value through
other comprehensive income
55 2,196 0 2,251 2,341 6,751 0 9,093 2,704 6,140 0 8,844
of which: Asset-backed securities
2
0 0 0 0 0 4,639 0 4,639 0 4,849 0 4,849
of which: Government bills / bonds
2
0 18 0 18 2,293 19 0 2,312 2,658 27 0 2,686
of which: Corporate and municipal bonds 55 2,178 0 2,233 48 2,093 0 2,141 45 1,265 0 1,310
Non-financial assets measured at

fair value on a recurring basis
Precious metals and other physical commodities 4,377 0 0 4,377 4,626 0 0 4,626 5,258 0 0 5,258
Non-financial assets measured at

fair value on a non-recurring

basis
Other non-financial assets
3
0 0 105 105 0 0 24 24 0 0 26 26
Total assets measured

at fair value
111,730
224,008 7,951 343,689 131,261 210,934 8,363 350,557 149,459 187,905 7,645 345,010

Disclosure Of Fair Value Measurement Of Liabilities Explanatory
Determination of fair values

from quoted market prices or valuation techniques

(continued)
1
30.6.22 31.3.22 31.12.21
USD m Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Financial liabilities measured at fair value

on a recurring basis
Financial liabilities at fair value held for trading
24,393 5,932 125 30,450 26,770 7,841 76 34,687 25,413 6,170 105 31,688
of which: Equity instruments
16,323 440 89 16,852 19,390 328 61 19,778 18,328 513 83 18,924
of which: Corporate and municipal bonds
39 4,159 33 4,231 32 5,728 15 5,775 30 4,219 17 4,266
of which: Government bills / bonds
6,979 1,049 0 8,028 6,857 1,047 0 7,905 5,883 826 0 6,709
of which: Investment fund units 1,051 261 2 1,314 491 695 1 1,187 1,172 555 6 1,733
Derivative financial instruments
1,293 153,884 1,711 156,888 1,505 135,069 1,869 138,443 509 118,558 2,242 121,309
of which: Foreign exchange 486 81,982 26 82,494 737 65,303 33 66,073 258 53,800 21 54,078
of which: Interest rate
0 34,585 96 34,681 0 33,518 221 33,739 0 28,398 278 28,675
of which: Equity / index 0 33,561 1,076 34,638 0 32,182 1,142 33,324 0 33,438 1,511 34,949
of which: Credit derivatives 0 1,448 373 1,820 0 1,421 370 1,791 0 1,412 341 1,753
of which: Commodities
0 2,107 76 2,183 0 2,530 74 2,604 0 1,503 63 1,566
Financial liabilities designated at

fair value on a recurring basis
Brokerage payables designated at

fair value
0 49,798 0 49,798 0 48,015 0 48,015 0 44,045 0 44,045
Debt issued designated at fair value
0 60,270 11,994 72,264 0 58,798 12,672 71,470 0 59,606 14,194 73,799
Other financial liabilities designated at fair value
0 27,684 881 28,566 0 29,346 979 30,325 0 29,258 816 30,074
of which: Financial liabilities related to unit-
linked investment contracts
0 14,503 0 14,503 0 18,661 0 18,661 0 21,466 0 21,466
of which: Securities financing transactions
0 12,024 2 12,026 0 9,386 2 9,388 0 6,375 2 6,377
of which: Over-the-counter

debt instruments
0 1,157 879 2,036 0 1,299 970 2,269 0 1,334 794 2,128
Total liabilities measured

at fair value
25,686 297,569 14,711 337,966 28,275 279,069 15,596 322,940 25,922 257,637 17,357 300,916
1 Bifurcated embedded derivatives are

presented on the same balance sheet lines

as their host contracts and are not included

in this table. The

fair value of these derivatives was not

material for the periods presented.

2 Effective 1 April 2022, a portfolio

of assets previously classified

as Financial assets measured

at fair value through

other comprehensive income was

reclassified to Other financial

assets measured at amortized

cost.
Refer to Note 1 for more information.

3 Other non-financial assets

primarily consist of properties and

other non-current assets

held for sale, which are measured

at the lower of their net carrying amount

or fair value
less costs to sell.

Disclosure Of Deferred Day-One Profit Or Loss Explanatory
Deferred day-1 profit

or loss reserves
For the quarter

ended
Year-to-date
USD m 30.6.22 31.3.22 30.6.21 30.6.22 30.6.21
Reserve balance at the beginning of the

period
425 418 387 418 269
Profit / (loss) deferred on new transactions 86 75 97 161 278
(Profit) / loss recognized in the income statement (58) (69) (79) (127) (142)
Foreign currency translation (1) 0 0 (1) (1)
Reserve balance at the end of the period 451 425 405 451 405

Disclosure Of Valuation Adjustment Reserves On The Balance Sheet Explanatory
Other valuation adjustment

reserves on the balance sheet
As of
Life-to-date gain / (loss), USD m 30.6.22 31.3.22 31.12.21
Own credit adjustments on financial liabilities

designated at fair value
406 114 (315)
of which: debt issued designated at fair value 308 29 (347)
of which: other financial liabilities designated at fair value 98 85 32
Credit valuation adjustments
1
(36) (45) (44)
Funding valuation adjustments (8) (41) (49)
Debit valuation adjustments 5 4 2
Other valuation adjustments (869) (887) (913)
of which: liquidity (326) (343) (341)
of which: model uncertainty (543) (544) (571)
1 Amount does not include reserves

against defaulted counterparties.

Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Explanatory
Valuation techniques and inputs used

in the fair value measurement of

Level 3 assets and liabilities
Fair value
Significant unobservable
input(s)
1
Range of inputs
Assets Liabilities
Valuation technique(s)
30.6.22 31.12.21
USD bn 30.6.22 31.12.21 30.6.22 31.12.21 low high
weighted
average
2
low high
weighted
average
2
unit
1
Financial assets and liabilities at fair value held for

trading and Financial assets at fair

value not held for trading
Corporate and municipal
bonds 0.9 0.9 0.0 0.0
Relative value to
market comparable Bond price equivalent 14 103 88 16 143 98 points
Discounted expected
cash flows Discount margin 447 447 434 434
basis
points
Traded loans, loans
measured at fair value,
loan commitments and
guarantees 2.3 2.8 0.0 0.0
Relative value to
market comparable Loan price equivalent 20 100 98 0 101 99 points
Discounted expected
cash flows Credit spread 200 800 374 175 800 436
basis
points
Market comparable
and securitization
model Credit spread 125 1,423 329 28 1,544 241
basis
points
Auction rate securities 1.6 1.6
Discounted expected
cash flows Credit spread 115 197 154 115 197 153
basis
points
Investment fund units
3
0.1 0.1 0.0 0.0
Relative value to
market comparable Net asset value
Equity instruments
3
0.8 0.8 0.1 0.1
Relative value to
market comparable Price
Debt issued designated at
fair value
4
12.0 14.2
Other financial liabilities
designated at fair value 0.9 0.8
Discounted expected
cash flows Funding spread 25 175 24 175
basis
points
Derivative financial instruments
Interest rate 0.4 0.5 0.1 0.3 Option model Volatility of interest rates 67 155 65 81 basis
points
Credit derivatives 0.6 0.2 0.4 0.3
Discounted expected
cash flows
Credit spreads

6 416 1 583
basis
points
Bond price equivalent 3 185 2 136 points
Equity / index 0.7 0.4 1.1 1.5 Option model Equity dividend yields 0 12 0 11%
Volatility of equity stocks,
equity and other indices 3 145 4 98%
Equity-to-FX correlation (29) 84 (29) 76%
Equity-to-equity correlation (25) 100 (25) 100%
1 The ranges of significant unobservable

inputs are represented in

points, percentages and

basis points. Points are

a percentage of par (e.g.,

100 points would be 100%

of par).

2 Weighted averages

are provided for
most non-derivative financial instruments and were calculated by weighting inputs based on the fair values of the respective instruments. Weighted averages are not provided for inputs related to Other financial liabilities designated at fair

value

and Derivative

financial instruments,

as this would

not be meaningful.

3 The range

of inputs is

not disclosed,

as there

is a dispersion

of values given

the diverse

nature of the investments.

4 Debt issued designated at fair value

primarily consists of UBS structured

notes, which include variable

maturity notes with various

equity and foreign exchange

underlying risks, rat

es-linked and credit

-linked notes, all
of which have embedded derivative parameters

that are considered to be unobservable.

The equivalent derivative

instrument parameters are

presented in the respective derivative financial

instruments lines in this table.

Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities Explanatory
Sensitivity of fair value measurements

to changes in unobservable input

assumptions
1
30.6.22 31.3.22 31.12.21
USD m
Favorable

changes
Unfavorable

changes
Favorable

changes
Unfavorable

changes
Favorable

changes
Unfavorable

changes
Traded loans, loans

designated at fair value,

loan commitments and guarantees
25 (32) 15 (20) 19 (13)
Securities financing transactions 53 (55) 47 (52) 41 (53)
Auction rate securities 79 (79) 79 (79) 66 (66)
Asset-backed securities 25 (19) 25 (18) 20 (20)
Equity instruments 177 (152) 170 (144) 173 (146)
Interest rate derivatives, net 41 (54) 69 (62) 29 (19)
Credit derivatives, net 7 (6) 8 (7) 5 (8)
Foreign exchange derivatives,

net
11 (7) 16 (9) 19 (11)
Equity / index derivatives, net 382 (374) 410 (367) 368 (335)
Other 71 (98) 53 (81) 50 (73)
Total 869 (877) 892 (839) 790 (744)
1 Sensitivity of issued and over-the-counter

debt instruments is reported

with the equivalent

derivative or securities financing

instrument.

Disclosure Of Level 3 Of Fair Value Of Financial Instruments Explanatory
Movements of Level 3

instruments
USD bn
Balance at
the beginning
of the period
Net gains /
losses
included in
compre-
hensive
income
1
of which:
related to
instruments
held at the
end of the
period Purchases Sales Issuances Settlements
Transfers

into

Level 3
Transfers

out of

Level 3
Foreign

currency

translation
Balance at
the end
of the period
For the six months ended

30 June 2022
2
Financial assets at fair value held

for
trading 2.3 (0.1) (0.2) 0.3 (1.3) 1.0 0.0 0.1 (0.3) (0.0) 1.9
of which: Investment fund units 0.0 (0.0) (0.0) 0.0 (0.0) 0.0 0.0 0.0 (0.0) (0.0) 0.0 of which: Corporate and municipal
bonds 0.6 (0.0) (0.0) 0.2 (0.1) 0.0 0.0 0.0 (0.0) (0.0) 0.7
of which: Loans 1.4 (0.1) (0.1) 0.0 (1.2) 1.0 0.0 0.0 (0.2) (0.0) 1.0
Derivative financial instruments –
assets 1.1 0.5 0.6 0.0 0.0 0.5 (0.4) 0.2 (0.2) (0.0) 1.8
of which: Interest rate 0.5 0.1 0.1 0.0 0.0 0.0 (0.1) 0.1 (0.1) (0.0) 0.4 of which: Equity / index 0.4 0.3 0.3 0.0 0.0 0.2 (0.2) 0.0 (0.0) (0.0) 0.7 of which: Credit derivatives 0.2 0.1 0.1 0.0 0.0 0.2 (0.0) 0.1 0.0 0.0 0.6
Financial assets at fair value not

held
for trading 4.2 0.1 0.1 0.6 (0.6) 0.0 (0.0) 0.0 (0.1) (0.1) 4.2 of which: Loans 0.9 (0.0) (0.0) 0.5 (0.2) 0.0 0.0 0.0 (0.1) (0.0) 1.0
of which: Auction rate securities 1.6 0.1 0.1 0.0 0.0 0.0 0.0 0.0 0.0 0.0 1.6 of which: Equity instruments 0.7 0.0 0.0 0.0 (0.1) 0.0 0.0 0.0 0.0 (0.0) 0.7
Derivative financial instruments –
liabilities 2.2 (0.6) (0.6) 0.0 0.0 0.9 (0.8) 0.1 (0.1) (0.1) 1.7
of which: Interest rate 0.3 (0.2) (0.2) 0.0 0.0 0.1 (0.0) 0.0 0.0 (0.0) 0.1 of which: Equity / index 1.5 (0.3) (0.3) 0.0 0.0 0.6 (0.7) 0.0 (0.1) (0.0) 1.1 of which: Credit derivatives 0.3 (0.1) (0.1) 0.0 0.0 0.1 0.0 0.1 (0.0) (0.0) 0.4
Debt issued designated at fair value 14.2 (2.5) (2.3) 0.0 0.0 4.2 (2.7) 0.7 (1.5) (0.4) 12.0
Other financial liabilities designated at
fair value 0.8 (0.0) (0.0) 0.0 0.0 0.2 (0.1) 0.0 (0.0) (0.0) 0.9
For the six months ended

30 June 2021
Financial assets at fair value held

for
trading 2.3 (0.0) (0.0) 0.3 (0.8) 0.4 0.0 0.2 (0.2) (0.0) 2.1
of which: Investment fund units 0.0 (0.0) (0.0) 0.0 (0.0) 0.0 0.0 0.0 (0.0) (0.0) 0.0 of which: Corporate and municipal
bonds 0.8 0.0 0.0 0.1 (0.1) 0.0 0.0 0.0 (0.1) (0.0) 0.8
of which: Loans 1.1 0.0 0.0 0.1 (0.5) 0.4 0.0 0.0 (0.2) 0.0 1.0
Derivative financial instruments –
assets 1.8 (0.2) (0.1) 0.0 0.0 0.5 (0.4) (0.0) (0.1) (0.0) 1.5
of which: Interest rate 0.5 (0.1) (0.1) 0.0 0.0 0.0 (0.1) 0.0 0.0 (0.0) 0.3 of which: Equity / index 0.9 0.1 0.1 0.0 0.0 0.3 (0.4) (0.0) (0.1) (0.0) 0.8 of which: Credit derivatives 0.3 (0.1) (0.1) 0.0 0.0 0.1 (0.0) 0.0 (0.0) 0.0 0.3
Financial assets at fair value not

held
for trading 3.9 0.1 0.1 0.7 (0.3) 0.0 0.0 0.1 (0.0) (0.0) 4.5 of which: Loans 0.9 (0.0) 0.0 0.4 (0.1) 0.0 0.0 0.0 (0.0) (0.0) 1.1
of which: Auction rate securities 1.5 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 1.6 of which: Equity instruments 0.5 0.1 0.1 0.1 (0.1) 0.0 0.0 0.0 (0.0) (0.0) 0.6
Derivative financial instruments –
liabilities 3.5 0.2 (0.0) 0.0 0.0 0.7 (1.2) 0.0 (0.2) (0.0) 2.9
of which: Interest rate 0.5 (0.1) (0.1) 0.0 0.0 0.1 (0.0) 0.0 (0.0) (0.0) 0.5 of which: Equity / index 2.3 0.4 0.2 0.0 0.0 0.5 (1.1) 0.0 (0.2) (0.0) 1.9 of which: Credit derivatives 0.5 (0.2) (0.2) 0.0 0.0 0.1 (0.0) 0.0 (0.0) (0.0) 0.4
Debt issued designated at fair value
11.0 0.3 0.2 0.0 0.0 7.2 (2.9) 0.2 (0.8) (0.2) 14.7
Other financial liabilities designated at
fair value 0.7 (0.0) (0.0) 0.0 0.0 0.1 (0.2) 0.0 (0.0) (0.0) 0.6
1 Net gains / losses included in comprehensive

income are recognized in Net interest

income and Other net income

from financial instruments

measured at fair value through profit

or loss in the Income statement,

and
also in Gains / (losses) from own

credit on financial liabilities

designated at fair value,

before tax in the Statement

of comprehensive income.

2 Total Level

3 assets as of 30 June 2022 were

USD
8.0 bn (31 December
2021: USD 7.6
bn). Total Level 3 liabilities

as of 30 June 2022 were

USD
14.7
bn (31 December 2021:

USD
17.4 bn).

Disclosure Of Fair Value Of Financial Instruments Not Measured At Fair Value Explanatory
Financial instruments not measured

at fair value
30.6.22 31.3.22 31.12.21
USD bn
Carrying
amount Fair value
Carrying
amount Fair value
Carrying
amount Fair value
Assets
Cash and balances at central banks 190.4 190.4 206.8 206.8 192.8 192.8
Loans and advances to banks 16.6 16.6 17.9 17.9 15.5 15.5
Receivables from securities financing transactions 63.3 63.3 69.5 69.5 75.0 75.0
Cash collateral receivables on derivative

instruments
43.8 43.8 39.3 39.3 30.5 30.5
Loans and advances to customers 383.9 373.6 392.2 386.2 397.8 396.9
Other financial assets measured at amortized cost
1
37.5 36.0 28.7 28.2 26.2 26.5
Liabilities
Amounts due to banks 15.2 15.2 16.6 16.6 13.1 13.1
Payables from securities financing

transactions
6.0 6.0 7.1 7.1 5.5 5.5
Cash collateral payables on derivative instruments 40.5 40.5 39.6 39.6 31.8 31.8
Customer deposits 512.2 512.1 541.5 541.4 542.0 542.0
Debt issued measured at amortized cost 121.9 120.0 131.5 132.2 139.2 141.1
Other financial liabilities measured at amortized cost
2
6.7 6.7 6.2 6.2 5.4 5.4
1 Effective 1 April 2022, a portfolio of

assets previously classified as Financial

assets measured at fair value

through other comprehensive

income was reclassified to

Other financial assets measured at

amortized cost.
Refer to Note 1 for more information.

2 Excludes lease liabilities.